SUBSEQUENT EVENTS (Detail Textuals 2) (USD $)	12 Months Ended	1 Months Ended
	Sep. 30, 2013	Nov. 28, 2012 Subsequent Event	Nov. 28, 2012 Subsequent Event Crede CG II Ltd	Nov. 28, 2012 Subsequent Event Crede CG II Ltd Registration rights agreement
Exercise Of Warrants For Cash [Abstract]
Exercise of warrants for cash, Description			Crede may exercise Series A and Series B Warrants by paying in cash or on a cashless basis by exchanging such Warrants for Common Stock using the Black-Scholes value. In the event that the Common Stock trades at a price 25% or more above the exercise price of the Series A and Series B Warrants for a period of 20 consecutive days (with average daily dollar volume of Common Stock on the OTC Bulletin Board at least equal to $300,000), the Company may obligate Crede to exercise such Warrants for cash.
Number of average daily dollar volume of common stock			$ 300,000
Percentage of common stock trade			25.00%
Number of trading days			20 days
Registration Rights Agreement [Abstract]
Number of days of initial closing to file registration statement				30 days
Number of days for registration statement to be effective				60 days
Number of days of registration statement fails to be declared effective subject to monthly penalties				90 days
Term of expiration of monthly penalties				6 months
Beneficial Ownership Blocker [Abstract]
Beneficial ownership blocker, Description			The Series A Preferred and the Series A, B and C Warrants each contain a 9.9% "blocker" so that in no event shall the Series A Preferred or any of the Series A, B and C Warrants be convertible or exercisable (including through the cashless exercise exchange provision) into or for Common Stock to the extent that such conversion or exercise would result in Crede having "beneficial ownership" (within the meaning of Section 13(d) of the Securities Exchange Act of 1934, as amended) of more than 9.9% of the Common Stock. Crede would, however, have the right from time to time to convert, exercise or exchange for shares of Common Stock, which over time would aggregate to greater than 9.9% beneficial ownership if all such shares of Common Stock so acquired had been held at one time by Crede.
Percentage of blocker			9.90%
Maximum threshold for beneficial ownership			9.90%
Term for participation in other equity or equity linked financings completed			180 days
Additional Condition [Abstract]
Condition of additional issuance of common stock, Description
In addition, the Company has agreed not to issue additional Common Stock or securities convertible into Common Stock at a price below $11.16 per share or the market price of the Common Stock on the date the registration statement is declared effective, for a period of 180 days from the effective date of the registration statement, except for issuances (i) pursuant to acquisitions, joint ventures, license arrangements, leasing arrangements and other similar arrangements, (ii) to employees, consultants, directors and officers approved by the Board or pursuant to a plan approved by the Board, (iii) pursuant to one or more contracts entered into by the Company with third parties which would result in revenues to the Company during a three-month period equal to an annual run rate of $15 Million in revenues and (iv) pursuant to a contract entered into by the Company with a third party which would reasonably be expected to result in more than $3 Million in annual receivables.

Issuance price of stock issued		$ 11.16
Amount of annual run rate	15,000,000	15,000,000
Amount of annual receivables	$ 3,000,000	$ 3,000,000